SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options outstanding at December 31, 2012
Number outstanding	1,034,205
Options exercisable at December 31, 2012
Number outstanding	761,126
0.5 - 0.7 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.5
Maximum exercise price	$ 0.7
Options outstanding at December 31, 2012
Number outstanding	266,469
Weighted average exercise price	$ 0.7
Weighted average remaining contractual life (in years)	4 years 8 months 12 days
Options exercisable at December 31, 2012
Number outstanding	186,524
Weighted average exercise price	$ 0.7
Weighted average remaining contractual life	3 years 1 month 6 days
1.57 - 5.00 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 1.57
Maximum exercise price	$ 5.00
Options outstanding at December 31, 2012
Number outstanding	567,475
Weighted average exercise price	$ 3.5
Weighted average remaining contractual life (in years)	4 years 6 months
Options exercisable at December 31, 2012
Number outstanding	388,391
Weighted average exercise price	$ 3.6
Weighted average remaining contractual life	4 years 4 months 24 days
5.08-8.72 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.08
Maximum exercise price	$ 8.72
Options outstanding at December 31, 2012
Number outstanding	76,861
Weighted average exercise price	$ 6.8
Weighted average remaining contractual life (in years)	2 years 10 months 24 days
Options exercisable at December 31, 2012
Number outstanding	66,861
Weighted average exercise price	$ 7
Weighted average remaining contractual life	2 years 8 months 12 days
10.80-13.16 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.80
Maximum exercise price	$ 13.16
Options outstanding at December 31, 2012
Number outstanding	123,400
Weighted average exercise price	$ 11.8
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Options exercisable at December 31, 2012
Number outstanding	119,350
Weighted average exercise price	$ 11.7
Weighted average remaining contractual life	4 years 1 month 6 days